Benefit Plans	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Benefit Plans
BENEFIT PLANS

During 2012, our shareholders approved the 2012 Long-Term Incentive Plan (the “2012 LTIP”) effective January 1, 2012, to provide for the issuance of non-vested share awards, share option awards and performance awards (collectively "awards"). The 2012 LTIP is similar to and replaces the Company's previously adopted 2005 Long-Term Incentive Plan. Under the 2012 LTIP, 14.0 million shares were reserved for issuance as awards to officers, non-employee directors and key employees who are in a position to contribute materially to our growth, development and long-term success. As of December 31, 2013, there were 9.8 million shares available for issuance as awards under the 2012 LTIP. Awards may be satisfied by newly issued shares, including shares held by a subsidiary or affiliated entity, or by delivery of shares held in an affiliated employee benefit trust at the Company's discretion.

Non-Vested Share Awards

Grants of non-vested share awards generally vest at rates of 20% or 33% per year, as determined by a committee or subcommittee of the Board of Directors at the time of grant. Our non-vested share awards have voting and dividend rights effective on the date of grant. Compensation expense is measured using the market value of our shares on the date of grant and is recognized on a straight-line basis over the requisite service period (usually the vesting period).

The following table summarizes non-vested share award related compensation expense recognized during each of the years in the three-year period ended December 31, 2013 (in millions):

	2013	2012	2011
Contract drilling	$21.3	$17.1	$17.0
General and administrative	21.6	24.8	21.5
Non-vested share award related compensation expense included in operating expenses	42.9	41.9	38.5
Tax benefit	(5.4)	(7.0)	(6.9)
Total non-vested share award related compensation expense included in net income	$37.5	$34.9	$31.6

The following table summarizes the value of non-vested share awards granted and vested during each of the years in the three-year period ended December 31, 2013:

	2013	2012	2011
Weighted-average grant-date fair value of non-vested share awards granted (per share)	$59.79	$48.32	$52.50
Total fair value of non-vested share awards vested during the period (in millions)	$49.6	$42.5	$41.0

The following table summarizes non-vested share award activity for the year ended December 31, 2013 (shares in thousands):

	Shares	Weighted-Average Grant-Date Fair Value
Non-vested share awards as of December 31, 2012	2,491	$46.52
Granted	1,018	59.79
Vested	(829)	49.96
Forfeited	(184)	49.16
Non-vested share awards as of December 31, 2013	2,496	$52.95

As of December 31, 2013, there was $100.5 million of total unrecognized compensation cost related to non-vested share awards, which is expected to be recognized over a weighted-average period of 2.2 years.

Share Option Awards

Share option awards ("options") granted to officers and employees generally become exercisable in 25% increments over a four-year period or 33% increments over a three-year period and, to the extent not exercised, expire on the seventh anniversary of the date of grant. Options granted to non-employee directors are immediately exercisable and, to the extent not exercised, expire on the seventh anniversary of the date of grant. The exercise price of options granted under the 2012 LTIP equals the market value of the underlying shares on the date of grant. As of December 31, 2013, options granted under predecessor or acquired plans to purchase 814,000 shares were outstanding under the 2012 LTIP.

The following table summarizes option related compensation expense recognized during each of the years in the three-year period ended December 31, 2013 (in millions):

	2013	2012	2011
General and administrative	$.8	$1.6	$2.5
Option related compensation expense included in operating expenses	.8	1.6	2.5
Tax benefit	(.1)	(.3)	(.5)
Total option related compensation expense included in net income	$.7	$1.3	$2.0

The fair value of each option is estimated on the date of grant using the Black-Scholes option valuation model.  We did not grant share option awards during the years ended December 31, 2013 and 2012. The following weighted-average assumptions were utilized in the Black-Scholes model for options granted during the year ended December 31, 2011:

2011
Risk-free interest rate	1.4%
Expected term (in years)	3.7
Expected volatility	50.2%
Dividend yield	2.6%

Expected volatility is based on the historical volatility in the market price of our shares over the period of time equivalent to the expected term of the options granted. The expected term of options granted is derived from historical exercise patterns over a period of time equivalent to the contractual term of the options granted. We have not experienced significant differences in the historical exercise patterns among officers, employees and non-employee directors for them to be considered separately for valuation purposes. The risk-free interest rate is based on the implied yield of U.S. Treasury zero-coupon issues on the date of grant with a remaining term approximating the expected term of the options granted.

The following table summarizes option activity for the year ended December 31, 2013 (shares and intrinsic value in thousands, term in years):

	Shares	Weighted-Average Exercise Price	Weighted-Average Contractual Term	Intrinsic Value
Outstanding as of December 31, 2012	1,346	$46.05
Granted	—	—
Exercised	(506)	43.96
Forfeited	—	—
Expired	(26)	51.24
Outstanding as of December 31, 2013	814	$47.18	2.5	$9,065
Exercisable as of December 31, 2013	780	$46.85	2.4	$8,986

The following table summarizes the value of options granted and exercised during each of the years in the three-year period ended December 31, 2013:

	2013	2012	2011
Weighted-average grant-date fair value of options granted (per share)	$—	$—	$19.05
Intrinsic value of options exercised during the year (in millions)	$8.7	$17.8	$17.2

The following table summarizes information about options outstanding as of December 31, 2013 (shares in thousands):

	Options Outstanding			Options Exercisable
	Number	Weighted-Average Remaining	Weighted-Average	Number	Weighted-Average
Exercise Prices	Outstanding	Contractual Life	Exercise Price	Exercisable	Exercise Price
$21.54 - $40.99	247	3.1 years	$33.51	247	$33.51
41.18 - 54.30	229	3.5 years	43.77	217	43.22
55.34 - 60.74	338	1.3 years	59.50	316	59.79
	814	2.5 years	$47.18	780	$46.85

As of December 31, 2013, there was $200,000 of total unrecognized compensation cost related to options, which is expected to be recognized over a weighted-average period of 0.3 years.

Performance Awards

Under the 2012 LTIP, performance awards may be issued to our senior executive officers. Performance awards granted prior to 2013 are payable in Ensco shares, cash or a combination thereof upon attainment of specified performance goals based on relative total shareholder return ("TSR") and absolute and relative return on capital employed ("ROCE"). Performance awards granted during 2013 are payable in Ensco shares upon attainment of specified performance goals based on relative TSR and relative ROCE. The performance goals are determined by a committee or subcommittee of the Board of Directors.

Performance awards generally vest at the end of a three-year measurement period based on attainment of performance goals. Our performance awards granted prior to 2013 are classified as liability awards with compensation expense measured based on the estimated probability of attainment of the specified performance goals and recognized on a straight-line basis over the requisite service period. The estimated probable outcome of attainment of the specified performance goals is based on historical experience, and any subsequent changes in this estimate are recognized as a cumulative adjustment to compensation cost in the period in which the change in estimate occurs. Our performance awards granted during 2013 are classified as equity awards with compensation expense recognized on a straight-line basis over the requisite service period. The estimated probable outcome of attainment of the specified performance goals is based on historical experience, and any subsequent changes in this estimate for the relative ROCE performance goal are recognized as a cumulative adjustment to compensation cost in the period in which the change in estimate occurs. The aggregate grant-date fair value of performance awards granted during 2013, 2012 and 2011 totaled $8.2 million, $7.2 million and $3.1 million, respectively. The aggregate fair value of performance awards vested during 2013, 2012 and 2011 totaled $7.4 million, $5.3 million and $5.6 million, respectively, all of which was paid in cash.

During the years ended December 31, 2013, 2012 and 2011, we recognized $6.6 million, $9.7 million and $6.7 million of compensation expense for performance awards, respectively, which was included in general and administrative expense in our consolidated statements of income.  As of December 31, 2013, there was $8.7 million of total unrecognized compensation cost related to unvested performance awards, which is expected to be recognized over a weighted-average period of 1.8 years.

Savings Plans

We have profit sharing plans (the "Ensco Savings Plan," the "Ensco Multinational Savings Plan" and the "Ensco Limited Retirement Plan"), which cover eligible employees, as defined within each plan.  The Ensco Savings Plan includes a 401(k) savings plan feature which allows eligible employees to make tax deferred contributions to the plan.  The Ensco Limited Retirement Plan also allows eligible employees to make tax deferred contributions to the plan. Contributions made to the Ensco Multinational Savings Plan may or may not qualify for tax deferral based on each plan participant's local tax requirements.

We generally make matching cash contributions to the plans.  We match 100% of the amount contributed by the employee up to a maximum of 5% of eligible salary. Matching contributions totaled $21.1 million, $16.5 million and $12.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.  Profit sharing contributions made into the plans require approval of the Board of Directors and are generally paid in cash.  We recorded profit sharing contribution provisions of $55.3 million, $45.1 million and $21.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.  Matching contributions and profit sharing contributions become vested in 33% increments upon completion of each initial year of service with all contributions becoming fully vested subsequent to achievement of three or more years of service.  We have 1.0 million shares reserved for issuance as matching contributions under the Ensco Savings Plan.